AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.6%
Health Care - 22.0%
Biotechnology - 0.8%
Abcam PLC	77,010	$1,085,218

Health Care Equipment & Supplies - 6.9%
Abbott Laboratories	14,970	1,252,540
Danaher Corp.	18,680	2,697,952
Koninklijke Philips NV	61,300	2,832,616
West Pharmaceutical Services, Inc.	16,040	2,274,793

		9,057,901

Health Care Providers & Services - 4.1%
Apollo Hospitals Enterprise Ltd.	148,959	2,938,674
UnitedHealth Group, Inc.	11,130	2,418,772

		5,357,446

Life Sciences Tools & Services - 10.2%
Bio-Rad Laboratories, Inc.-Class A (a)	8,930	2,971,368
Bruker Corp.	46,480	2,041,867
Gerresheimer AG	33,380	2,393,337
ICON PLC (a)	10,780	1,588,325
QIAGEN NV (a)	59,370	1,957,429
Tecan Group AG	9,710	2,320,901

		13,273,227

		28,773,792

Information Technology - 19.8%
Electronic Equipment, Instruments & Components - 3.0%
Horiba Ltd.	32,400	1,885,096
Keyence Corp.	3,300	2,054,103

		3,939,199

IT Services - 6.2%
Pagseguro Digital Ltd. (a)(b)	49,773	2,304,988
Square, Inc.-Class A (a)(b)	27,341	1,693,775
Visa, Inc.-Class A (b)	17,750	3,053,177
Wirecard AG	6,910	1,105,873

		8,157,813

Semiconductors & Semiconductor Equipment - 3.2%
Infineon Technologies AG	142,560	2,561,340
NVIDIA Corp.	9,268	1,613,281

		4,174,621

Software - 5.7%
Dassault Systemes SE	14,420	2,054,220
Microsoft Corp.	17,870	2,484,466
Proofpoint, Inc. (a)	12,744	1,644,613
Zendesk, Inc. (a)	17,300	1,260,824

		7,444,123

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	9,975	2,234,101

		25,949,857

Company	Shares	U.S. $ Value
Industrials - 13.4%
Aerospace & Defense - 1.6%
Hexcel Corp.	25,369	$2,083,556

Building Products - 2.3%
Kingspan Group PLC	61,190	2,987,894

Commercial Services & Supplies - 1.0%
China Everbright International Ltd.	1,720,407	1,323,325

Electrical Equipment - 3.6%
Schneider Electric SE	25,220	2,205,289
Vestas Wind Systems A/S	32,120	2,491,803

		4,697,092

Industrial Conglomerates - 1.0%
Siemens AG	12,340	1,320,937

Machinery - 2.4%
Xylem, Inc./NY	39,770	3,166,487

Professional Services - 1.5%
Recruit Holdings Co., Ltd.	61,700	1,885,150

		17,464,441

Financials - 10.3%
Banks - 1.0%
HDFC Bank Ltd.	78,760	1,364,928

Capital Markets - 5.0%
Charles Schwab Corp. (The)	38,686	1,618,235
MSCI, Inc.-Class A	12,140	2,643,485
Partners Group Holding AG	2,870	2,204,034

		6,465,754

Insurance - 2.6%
AIA Group Ltd.	245,400	2,314,378
Prudential PLC	60,150	1,089,991

		3,404,369

Thrifts & Mortgage Finance - 1.7%
Housing Development Finance Corp., Ltd.	79,630	2,222,652

		13,457,703

Consumer Discretionary - 8.6%
Auto Components - 1.8%
Aptiv PLC	26,690	2,333,240

Diversified Consumer Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	12,420	1,894,050

Internet & Direct Marketing Retail - 3.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	11,230	1,877,993
Amazon.com, Inc. (a)	733	1,272,422
Etsy, Inc. (a)	25,470	1,439,055

		4,589,470

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc.-Class B	25,990	$2,440,981

		11,257,741

Consumer Staples - 5.6%
Food Products - 2.0%
Kerry Group PLC-Class A	22,970	2,686,380

Household Products - 3.6%
Procter & Gamble Co. (The)	17,730	2,205,257
Unicharm Corp.	77,600	2,466,439

		4,671,696

		7,358,076

Materials - 5.4%
Chemicals - 5.4%
Chr Hansen Holding A/S	24,240	2,053,461
Ecolab, Inc.	16,580	3,283,503
Koninklijke DSM NV	14,010	1,686,549

		7,023,513

Utilities - 4.9%
Multi-Utilities - 1.1%
Suez	95,870	1,506,749

Water Utilities - 3.8%
American Water Works Co., Inc.	28,359	3,523,039
Beijing Enterprises Water Group Ltd. (a)	2,774,000	1,419,378

		4,942,417

		6,449,166

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
SBA Communications Corp.	7,650	1,844,798

Communication Services - 1.2%
Interactive Media & Services - 1.2%
Tencent Holdings Ltd.	36,300	1,518,352

Total Common Stocks (cost $91,191,153)		121,097,439

SHORT-TERM INVESTMENTS - 5.9%
Investment Companies - 5.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 1.89% (c)(d)(e) (cost $7,695,046)	7,695,046	7,695,046

Total Investments - 98.5% (cost $98,886,199) (f)		128,792,485
Other assets less liabilities - 1.5%		1,944,631

Net Assets - 100.0%		$130,737,116

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	3,280	USD	788	10/02/19	$(1,791)
Bank of America, NA	USD	803	BRL	3,280	10/02/19	(13,223)
Bank of America, NA	USD	1,525	KRW	1,843,952	10/30/19	13,943
Bank of America, NA	USD	544	RUB	35,119	11/14/19	(5,666)
Bank of America, NA	JPY	197,388	USD	1,839	12/16/19	3,567
Bank of America, NA	USD	516	CAD	683	12/16/19	(128)
Barclays Bank PLC	USD	285	CNY	2,042	10/17/19	2,511
Barclays Bank PLC	USD	443	CNY	3,142	10/17/19	(262)
Barclays Bank PLC	INR	19,747	USD	277	10/24/19	(1,439)
Barclays Bank PLC	USD	254	INR	18,172	10/24/19	2,536
Barclays Bank PLC	BRL	2,672	USD	642	11/04/19	8
Barclays Bank PLC	USD	2,119	AUD	3,083	12/16/19	(32,985)
Barclays Bank PLC	USD	3,376	CAD	4,441	12/16/19	(19,498)
Barclays Bank PLC	USD	662	EUR	598	12/16/19	(6,222)
BNP Paribas SA	CHF	757	USD	769	12/16/19	5,045
Citibank, NA	BRL	3,280	USD	788	10/02/19	(1,659)
Citibank, NA	USD	788	BRL	3,280	10/02/19	1,791
Citibank, NA	INR	300,343	USD	4,327	10/24/19	88,993
Citibank, NA	EUR	2,808	USD	3,126	12/16/19	47,712
Citibank, NA	HKD	6,468	USD	825	12/16/19	(638)
Citibank, NA	USD	1,006	GBP	810	12/16/19	(6,859)
Credit Suisse International	USD	375	INR	26,142	10/24/19	(6,071)
JPMorgan Chase Bank, NA	INR	22,905	USD	329	10/24/19	5,872
Morgan Stanley & Co., Inc.	USD	1,491	TWD	46,350	11/27/19	8,960
Natwest Markets PLC	EUR	601	USD	670	12/16/19	10,695
Natwest Markets PLC	USD	1,188	GBP	948	12/16/19	(19,159)
Natwest Markets PLC	USD	1,872	JPY	197,388	12/16/19	(37,273)
Standard Chartered Bank	CNY	17,476	USD	2,530	10/17/19	70,058
Standard Chartered Bank	USD	262	CNY	1,823	10/17/19	(5,168)
Standard Chartered Bank	INR	81,359	USD	1,131	10/24/19	(16,728)
State Street Bank & Trust Co.	INR	13,909	USD	193	10/24/19	(3,300)
State Street Bank & Trust Co.	USD	436	AUD	634	12/16/19	(7,286)
State Street Bank & Trust Co.	USD	512	EUR	462	12/16/19	(5,167)
State Street Bank & Trust Co.	USD	1,931	GBP	1,562	12/16/19	(4,398)
State Street Bank & Trust Co.	USD	284	MXN	5,632	12/16/19	(2,015)
State Street Bank & Trust Co.	USD	247	NOK	2,208	12/16/19	(3,987)
State Street Bank & Trust Co.	USD	796	SEK	7,682	12/16/19	(11,211)
State Street Bank & Trust Co.	USD	471	ZAR	6,997	12/17/19	(13,501)
UBS AG	EUR	14,166	USD	15,757	12/16/19	227,744

						$263,801

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,771,953 and gross unrealized depreciation of investments was $(3,601,866), resulting in net unrealized appreciation of $30,170,087.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

September 30, 2019 (unaudited)

46.1%	United States
6.4%	Japan
5.7%	Germany
5.6%	Ireland
5.1%	India
4.8%	China
4.5%	France
3.5%	Denmark
3.5%	Switzerland
3.5%	Netherlands
1.8%	Hong Kong
1.8%	Brazil
1.7%	United Kingdom
6.0%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Thematic Growth Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$17,203,046		$11,570,746		$	– 0	–	$28,773,792
Information Technology	16,289,225		9,660,632			– 0	–	25,949,857
Industrials	8,237,937		9,226,504			– 0	–	17,464,441
Financials	4,261,720		9,195,983			– 0	–	13,457,703
Consumer Discretionary	11,257,741		– 0	–		– 0	–	11,257,741
Consumer Staples	4,891,637		2,466,439			– 0	–	7,358,076
Materials	3,283,503		3,740,010			– 0	–	7,023,513
Utilities	3,523,039		2,926,127			– 0	–	6,449,166
Real Estate	1,844,798		– 0	–		– 0	–	1,844,798
Communication Services	– 0	–	1,518,352			– 0	–	1,518,352
Short-Term Investments	7,695,046		– 0	–		– 0	–	7,695,046

Total Investments in Securities	78,487,692		50,304,793	(a)		– 0	–	128,792,485
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	489,435			– 0	–	489,435
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(225,634)			– 0	–	(225,634)

Total	$78,487,692		$50,568,594		$	– 0	–	$129,056,286

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,718	$28,334	$23,357	$7,695	$95
Government Money Market Portfolio*	1,997	16,691	18,688	0	1

Total	$4,715	$45,025	$42,045	$7,695	$96

*	Investments of cash collateral for securities lending transactions